SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash on hand	¥ 28		¥ 1	¥ 119
Total cash balances held at financial institutions	656,151		299,108	165,389
Total cash balances	656,179	$ 102,969	299,109	165,508
The PRC
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	346,721		294,079	157,211
The PRC | RMB
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	224,984		70,627	123,381
The PRC | US$
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	121,721		223,435	33,811
The PRC | HKD
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	16		17	19
HKSAR
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	263,095
HKSAR | RMB
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	64,726
HKSAR | US$
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	192,427
HKSAR | HKD
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	5,942
Japan
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	8,890		5,029	8,178
Japan | Yen
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	8,890		¥ 5,029	¥ 8,178
Malaysia
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	4,017
Malaysia | Ringgit
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	105
Malaysia | US$
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	3,912
Singapore
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	322
Singapore | SGD
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	322
United States
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	31,893
United States | US$
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	31,893
Philippines
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	1,213
Philippines | PHP
Cash and Cash Equivalents [Line Items]
Total cash balances held at financial institutions	¥ 1,213